Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of related party key management personal compensation

	2021	2020	2019
Salaries and short-term employee benefits	$1,821,211	$1,141,349	$1,018,166
Stock-based compensation	7,600,415	169,969	106,959
	$9,421,626	$1,311,318	$1,125,125
(i)	Short-term employee benefits include bonuses and car allowances